Investment Portfolio	as of August 31, 2020 (Unaudited)

DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 133.7%
Alabama 0.4%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	1,625,000	1,924,244
Alaska 1.4%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	6,000,000	6,721,020
Arizona 2.6%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup Global Markets	1,050,000	1,437,586
5.5%, 12/1/2029, GTY: Citigroup Global Markets	1,400,000	1,860,558
Arizona, State Industrial Development Authority, Senior Living Revenue, Great Lakes Senior Living Communities, Series A, 4.5%, 1/1/2049	1,000,000	820,160
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	5,900,000	7,476,244
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,202,750
		12,797,298
California 14.0%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement:
Series A-1, 5.0%, 6/1/2034	2,500,000	3,037,125
Series A-1, 5.0%, 6/1/2035	2,500,000	3,023,350
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	3,180,000	4,948,430
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	378,596
California, State General Obligation:
Series A2, 0.01% ***, 9/1/2020, LOC: State Street Bank & Trust Co.	2,245,000	2,245,000
Series A3, 0.01% ***, 9/1/2020, LOC: State Street Bank & Trust Co.	3,645,000	3,645,000
Series B6, 0.01% ***, 9/1/2020, LOC: U.S. Bank NA	1,210,000	1,210,000
5.0%, 11/1/2043	5,000,000	5,663,300
5.25%, 4/1/2035	4,295,000	4,612,443
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	1,200,000	1,378,896
Series A, AMT, 5.0%, 12/31/2047	640,000	732,378
Series A, AMT, 5.0%, 6/1/2048	240,000	274,246
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., Series A, 5.0%, 6/1/2048	700,000	851,396
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,237,519
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2046	6,430,000	7,399,708
Series D, AMT, 5.0%, 5/15/2048	5,000,000	6,034,150
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	7,595,350
San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	5,000,000	5,624,250
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series B, AMT, 5.0%, 5/1/2046	5,000,000	5,766,750
Series A, AMT, 5.0%, 5/1/2049	2,965,000	3,579,170
		69,237,057
Colorado 5.9%
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	6,171,090
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-2, 4.0%, 8/1/2049	4,460,000	4,916,882
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	815,000	895,661
Series A, 5.0%, 12/1/2048	1,305,000	1,427,983
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	10,110,000	12,069,823
Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,637,576
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	490,000	554,783
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	450,000	479,939
		29,153,737
Connecticut 0.1%
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	435,000	481,941
Delaware 0.4%
Delaware, State Economic Development Authority, Retirement Communities Revenue, Acts Retirement Life Communities, Series B, 5.0%, 11/15/2048	1,750,000	1,998,973
District of Columbia 1.6%
District of Columbia, International School Revenue, 5.0%, 7/1/2039	500,000	578,280
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	880,760
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,724,938
AMT, 5.0%, 10/1/2047	1,000,000	1,181,890
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	1,590,000	1,747,171
		8,113,039
Florida 10.3%
Alachua County, FL, Health Facilities Authority, Shands Teaching Hospital & Clinics, Inc., Series A, 4.0%, 12/1/2049	625,000	703,981
Broward County, FL, Airport System Revenue, Series A, AMT, 4.0%, 10/1/2049	345,000	380,559
Clay County, FL, Sales Surtax Revenue, 4.0%, 10/1/2039	1,650,000	1,927,217
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	1,665,000	1,904,327
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054 *	1,920,000	1,344,000
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	2,525,000	2,769,773
Florida, State Higher Educational Facilities Financial Authority Revenue, Series A, 4.0%, 10/1/2044	1,000,000	998,440
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,748,083
Series A, AMT, 5.0%, 10/1/2047	965,000	1,124,698
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	2,500,000	2,966,375
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,637,000
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,778,050
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, Series A-1, Prerefunded, 5.375%, 10/1/2035	2,000,000	2,008,397
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,009,120
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	3,907,786
Miami-Dade County, FL, Transit System Sales Surtax Revenue, Series A, 4.0%, 7/1/2049 (a)	5,000,000	5,807,050
Osceola County, FL, Transportation Revenue, Series A-1, 4.0%, 10/1/2054	3,000,000	3,313,050
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	3,100,000	3,541,037
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,045,000	2,260,911
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	2,715,000	3,046,149
		51,176,003
Georgia 5.4%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series D, AMT, 4.0%, 7/1/2038	2,000,000	2,283,640
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,767,503
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	875,000	1,029,884
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,250,249
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	465,000	532,704
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	5,000,000	5,912,300
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	10,000,000	12,940,200
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	1,010,000	1,155,016
		26,871,496
Guam 0.2%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	535,000	551,842
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	315,000	360,357
		912,199
Hawaii 1.2%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	4,200,000	4,226,082
Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,694,830
		5,920,912
Illinois 9.9%
Chicago, IL, Airport Revenue, O'Hare International Airport, Series A, Prerefunded, 5.75%, 1/1/2039	4,200,000	4,277,112
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	800,000	876,640
Series A, 5.5%, 1/1/2049	450,000	510,696
Series A, 6.0%, 1/1/2038	405,000	467,491
Chicago, IL, O'Hare International Airport Revenue, Series B, Prerefunded, 6.0%, 1/1/2041	9,000,000	9,173,610
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series D, AMT, 5.0%, 1/1/2047	2,085,000	2,378,881
Series D, AMT, 5.0%, 1/1/2052	4,700,000	5,329,800
Chicago, IL, O'Hare International Airport, Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	800,000	811,816
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	395,000	446,859
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050 (a)	465,000	512,035
Series A, 4.0%, 12/1/2055 (a)	465,000	509,752
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	2,039,030
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	915,000	954,812
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, Prerefunded, 5.0%, 11/15/2032	730,000	771,887
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series A, 5.0%, 5/15/2041	1,580,000	1,663,708
Series A, 5.0%, 11/15/2045	1,745,000	1,982,634
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	5,052,454
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2033	1,970,000	2,215,206
Series A, 5.0%, 5/1/2034	3,500,000	3,910,585
5.75%, 5/1/2045	735,000	863,537
Illinois, State Toll Highway Authority, Series A, 5.0%, 1/1/2044	2,535,000	3,143,045
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	1,125,656
		49,017,246
Indiana 4.2%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	2,965,000	3,161,876
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Prerefunded, 5.0%, 3/1/2041	5,000,000	5,356,250
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,500,000	3,988,145
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	7,000,000	8,530,060
		21,036,331
Iowa 0.7%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series A, 5.0%, 5/15/2041	390,000	412,745
Series A, 5.0%, 5/15/2047	750,000	788,640
Series A, 5.0%, 5/15/2048	2,010,000	2,128,248
		3,329,633
Kentucky 0.2%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	320,000	349,917
Series A, 5.25%, 6/1/2041	480,000	538,464
		888,381
Louisiana 2.8%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	809,599
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	6,783,360
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	3,540,000	3,782,773
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043, INS: AGMC	1,020,000	1,205,283
Series A, 5.0%, 10/1/2048, INS: AGMC	1,140,000	1,338,964
		13,919,979
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine Medical Center:
Series A, 5.0%, 7/1/2043	1,050,000	1,264,998
Series A, 5.0%, 7/1/2048	1,050,000	1,257,186
		2,522,184
Maryland 1.8%
Gaithersburg, MD, Economic Development Revenue, Asbury Maryland Obligation Group, Series A, 5.0%, 1/1/2036	1,000,000	1,086,020
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 5.5%, 1/1/2046	745,000	828,634
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc.:
Series A, 5.0%, 7/1/2043	1,250,000	1,367,262
Series A, 5.0%, 7/1/2048	3,000,000	3,267,330
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2045	2,000,000	2,334,380
		8,883,626
Massachusetts 0.6%
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,814,075
Michigan 4.1%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, Prerefunded, 5.25%, 7/1/2039	1,120,000	1,223,723
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	7,930,125
Michigan, State Finance Authority Revenue, Series A, 4.0%, 2/15/2050	4,000,000	4,480,240
Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT, 5.0%, 12/31/2043	1,200,000	1,346,520
University of Michigan, General Obligation, Series B, 0.02% ***, 9/1/2020	2,900,000	2,900,000
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,308,640
		20,189,248
Minnesota 3.1%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,800,000	2,073,258
Series A, 5.0%, 2/15/2053	5,060,000	5,813,282
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	1,220,000	1,468,685
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2036	4,200,000	6,175,848
		15,531,073
Missouri 0.1%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	335,000	358,554
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	1,330,000	1,557,989
Nevada 1.0%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	5,176,070
New Jersey 3.3%
New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	2,690,000	3,205,538
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,386,738
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	295,000	333,999
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	345,000	394,059
Series A, 5.0%, 6/15/2047	385,000	437,637
New Jersey, State Transportation Trust Fund Authority, Transportation Program Bonds, Series AA, 5.0%, 6/15/2046	5,600,000	6,464,248
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2034	1,855,000	2,176,434
Series A, 5.0%, 12/15/2036	475,000	553,864
New Jersey, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2040	65,000	78,041
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	875,000	1,021,458
Series A, 5.25%, 6/1/2046	440,000	521,321
		16,573,337
New York 11.4%
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	6,000,000	6,245,400
Series D, 5.0%, 11/15/2038	1,090,000	1,142,407
Series C, 5.0%, 11/15/2042	5,000,000	5,184,150
Series C-1, 5.0%, 11/15/2050	140,000	154,654
Series A-1, 5.25%, 11/15/2039	4,000,000	4,233,600
Series C-1, 5.25%, 11/15/2055	415,000	467,149
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series A-1, 5.0%, 11/15/2048	2,000,000	2,212,420
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,067,440
New York, State Liberty Development Corp., Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	8,384,400
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.0%, 1/1/2033	410,000	447,097
New York, State Urban Development Corp., Sales Tax Revenue, Series A, 4.0%, 3/15/2045	3,700,000	4,246,009
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series C, 4.0%, 3/15/2042	5,000,000	5,868,300
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	169,269
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	910,912
Series TE, 5.0%, 12/15/2035	1,000,000	1,137,240
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution:
Series EE, 5.375%, 6/15/2043	1,270,000	1,287,513
Series EE, Prerefunded, 5.375%, 6/15/2043	2,480,000	2,516,977
New York, NY, General Obligation:
Series A-1, 4.0%, 8/1/2034 (a)	1,500,000	1,794,015
Series A, 4.0%, 8/1/2040	3,500,000	4,047,225
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	233,382
5.0%, 9/1/2039	510,000	579,120
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	800,000	931,496
Port Authority of New York & New Jersey, Two Hundred Seven, AMT, 5.0%, 9/15/2048	1,875,000	2,213,344
		56,473,519
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,416,774
Ohio 2.8%
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	1,785,000	2,081,346
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	2,950,000	3,501,502
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, Prerefunded, 6.5%, 11/15/2037	1,500,000	1,612,140
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,717,671
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	3,835,181
		13,747,840
Oregon 0.8%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	3,335,000	3,975,153
Pennsylvania 6.9%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,661,341
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	460,000	555,133
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,827,743
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	750,000	930,803
5.0%, 6/1/2035	375,000	464,081
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	20,000	23,629
Pennsylvania, State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, 5.0%, 8/15/2049	5,000,000	6,196,200
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,295,443
Series A, 5.0%, 12/1/2039	3,000,000	3,706,050
Series B-1, 5.0%, 6/1/2042	2,000,000	2,339,580
Series C, 5.0%, 12/1/2043	960,000	1,047,936
Series C, Prerefunded, 5.0%, 12/1/2043	3,040,000	3,509,923
Series A, 5.0%, 12/1/2044	1,665,000	2,030,484
Philadelphia, PA, Airport Revenue:
Series A, 5.0%, 6/15/2035	2,835,000	2,849,430
Series B, AMT, 5.0%, 7/1/2047	915,000	1,052,341
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,806,435
		34,296,552
South Carolina 5.4%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	7,373,965
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,054,570
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	6,000,000	6,623,760
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,644,320
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	6,220,000	7,321,251
		27,017,866
Tennessee 0.7%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	1,200,000	1,443,264
Series A, 5.0%, 7/1/2044	1,600,000	1,892,128
		3,335,392
Texas 20.4%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	1,155,000	1,320,107
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,679,502
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	2,060,000	2,230,774
5.0%, 1/1/2048	6,145,000	7,334,488
First Tier, Prerefunded, 6.0%, 1/1/2043	5,000,000	5,096,450
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, Prerefunded, 5.0%, 9/1/2032	2,000,000	2,096,200
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group:
Series B, 5.0%, 7/1/2034	3,000,000	3,762,600
Series B, 5.0%, 7/1/2048	5,000,000	6,065,150
Texas, Dallas/Fort Worth International Airport Revenue:
Series H, AMT, Prerefunded, 5.0%, 11/1/2042	5,425,000	5,719,686
Series F, 5.25%, 11/1/2033	3,500,000	3,928,400
Series A, Prerefunded, 5.25%, 11/1/2038	4,000,000	4,033,600
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
First Tier, Series C, 4.0%, 10/1/2049	1,000,000	1,164,890
Series B, Prerefunded, 5.0%, 4/1/2053	3,500,000	4,007,535
Series B, Prerefunded, 5.25%, 10/1/2051	5,000,000	5,763,350
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2048	6,250,000	7,608,562
Texas, Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue, Series B, 67% of 3-month USD-LIBOR + 0.700%, 0.91% **, 12/15/2026, GTY: Merrill Lynch & Co.	1,250,000	1,240,488
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: Goldman Sachs Group, Inc.	1,155,000	1,206,929
5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	7,250,000	8,870,520
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, Prerefunded, 5.0%, 10/1/2035	1,600,000	1,606,288
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	4,250,000	5,030,427
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	250,000	267,318
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	3,165,000	3,377,308
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	2,000,000	2,129,560
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	1,235,000	1,399,416
Series A, 5.0%, 8/15/2039	5,000,000	6,422,800
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, Series A, 4.0%, 10/15/2049	2,815,000	3,322,770
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	2,250,000	3,640,117
		101,325,235
Utah 0.4%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	960,000	1,144,358
Series A, AMT, 5.0%, 7/1/2048	575,000	681,203
		1,825,561
Virginia 0.9%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	400,000	460,712
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2056	3,645,000	4,101,500
		4,562,212
Washington 5.6%
King County, WA, Water Sewer Revenue, Series A, 4.0%, 1/1/2052	5,690,000	6,678,637
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	1,935,000	2,237,924
Series A, AMT, 5.0%, 4/1/2044	2,000,000	2,380,920
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2043	6,000,000	6,592,080
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, Prerefunded, 5.0%, 2/1/2041	2,985,000	3,043,118
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	1,907,691
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,171,400
		28,011,770
West Virginia 0.9%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	4,025,000	4,693,070
Wisconsin 0.7%
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	2,925,000	3,541,298
Total Municipal Bonds and Notes (Cost $609,944,412)		663,327,887
Underlying Municipal Bonds of Inverse Floaters (b) 17.2%
Florida 2.5%
Orange County, FL, School Board, Certificate of Participation, Series C, 5.0%, 8/1/2034 (c)	10,000,000	12,265,850
Trust: Florida, School Board, Series 2016-XM0182, 144A, 17.75%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 4.8%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (c)	10,000,000	11,555,350
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0400, 144A, 13.78%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (c)	10,425,000	12,419,353
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0137, 144A, 17.726%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
		23,974,703
New York 4.9%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (c)	10,000,000	12,116,975
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0580, 144A, 18.185%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2034 (c)	7,165,000	8,946,897
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2017-XM0620, 144A, 18.088%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2038 (c)	2,685,000	3,304,301
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2017-XM0620, 144A, 18.158%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
		24,368,173
Texas 2.5%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (c)	10,000,000	12,097,375
Trust: Texas, State Transportation Commission, Series 2016-XM0404, 144A, 17.78%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 2.5%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (c)	10,000,000	12,426,675
Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 17.78%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $78,373,162)		85,132,776
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, ****, 0.01% (Cost $6,731)	6,457	6,458
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $688,324,305)	150.9	748,467,121
Floating Rate Notes (b)	(10.6)	(52,700,000)
Series 2018 MTPS, net of deferred offering costs	(40.1)	(198,750,000)
Other Assets and Liabilities, Net	(0.2)	(1,075,499)
Net Assets Applicable to Common Shareholders	100.0	495,941,622

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1 *	5.875%	7/1/2054	1,920,000	2,066,971	1,344,000

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of August 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2020. Date shown reflects the earlier of demand date or stated maturity date.
****	Current yield; not a coupon rate.
(a)	When-issued security.
(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$748,460,663	$—	$748,460,663
Open-End Investment Companies	6,458	—	—	6,458
Total	$6,458	$748,460,663	$—	$748,467,121

(d)	See Investment Portfolio for additional detailed categorizations.